As filed with the Securities and Exchange Commission March 27, 1997

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         X

                           Pre-Effective Amendment No.

                        Post-Effective Amendment No.           7            X

                                     and/or
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

                                Amendment No.                  9            X

                        (Check appropriate box or boxes)

                               CENTURA FUNDS, INC.
               (Exact name of Registrant as specified in charter)

                                3435 Stelzer Road
                              Columbus, Ohio 43219

                ------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code: 1(800)442-3688

                -------------------------------------------------

                            George O. Martinez, Esq.
                               BISYS Fund Services
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                        -------------------------------
                     (Name and Address of Agent for Service)

                                 with a copy to:
                             Jeffrey L. Steele, Esq.
                             Dechert Price & Rhoads
                               1500 K Street, N.W.
                             Washington, D.C. 20005

It is proposed that this filing will become effective:
(check appropriate box)

        X   immediately upon filing pursuant to paragraph (b)
      ----
            on (date) pursuant to paragraph (b)
      ----
            60 days after filing pursuant to paragraph (a)(1)
      ----
            on (date) pursuant to paragraph (a)(1)
      ----
            75 days after filing pursuant to paragraph (a)(2)
      ----
            on (date) pursuant to paragraph (a)(2) of rule 485
      ----

      Registrant has registered an indefinite number of shares of its Common Stock under the Securities Act of 1933 pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940. Registrant filed a Rule 24f-2 Notice for its fiscal year ended April 30, 1996 with the Securities and Exchange Commission on June 14, 1996.

                               CENTURA FUNDS, INC.
                              CROSS REFERENCE SHEET
                              Pursuant to Rule 495
                        under the Securities Act of 1933

      N-1A Item No.                            Location
      -------------                            --------

      Part A                                   Prospectus Caption
      ------                                   ------------------

      Item 1.                                  Cover Page
      Item 2.                                  Highlights
      Item 3.                                  N/A
      Item 4.                                  The Funds; Description
                                               of Securities and Investment
                                               Practices; Investment
                                               Restrictions
      Item 5.                                  Management of the
                                               Funds; Portfolio Transactions
      Item 5A                                  N/A
      Item 6.                                  Other Information;
                                               Dividends, Distributions and
                                               Federal Income Taxation
      Item 7.                                  Fund Share Valuation;
                                               Purchase of Fund Shares;
                                               Management of the Funds
      Item 8.                                  Redemption of Fund
                                               Shares
      Item 9.                                  N/A

      Part B                                   Heading in Statement of
      -------                                  Additional Information
                                               -----------------------
      Item 10.                                 Cover Page
      Item 11.                                 Table of Contents
      Item 12.                                 N/A
      Item 13.                                 Investment Policies
      Item 14.                                 Management
      Item 15.                                 Other Information
      Item 16.                                 Management
      Item 17.                                 Portfolio Transactions
      Item 18.                                 Other Information
      Item 19.                                 Purchase of Fund
                                               Shares; Redemption of Fund
                                               Shares
      Item 20.                                 Taxation
      Item 21.                                 Management
      Item 22.                                 Other Information
      Item 23.                                 Financial Statements

Part C

            Information to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

                                PRELIMINARY NOTE

      The Registrant's Prospectus and Statement of Additional Information, each dated August 29, 1996 (Accession Number 0000950168-96-001676),to which the interim financial statements contained herein are added by the Post-Effective Amendment No. 7, are incorporated by reference to the Registrant's filing of definitive copies under Rule 497(c).


      The Registrant's Supplements to the Prospectus, each dated November 11, 1996 and January 2, 1997 (Accession Numbers 0000950168-96-002087 and
      0000950168-97-000040, respectively), are incorporated by reference to the Registrant's filing of definitive copies under Rule 497(c).

                           CENTURA EQUITY INCOME FUND
                                 a portfolio of
                               CENTURA FUNDS, INC.

                        Supplement dated April 1, 1997 to
                        Prospectus dated August 29, 1996

      The table of "Financial Highlights (unaudited) For a share of beneficial interest outstanding through the period ended January 31, 1997" below supplements the unaudited financial statements of Centura Equity Income Fund (the "Fund") a portfolio of Centura Funds, Inc. (the "Company") contained in the Statement of Additional Information and sets forth certain information regarding the investment operations of the Fund for the period presented.

                                                                  OCTOBER 2, 1996 (1)
                                                                  THROUGH
                                                                  JANUARY 31, 1997
                                                CLASS             CLASS             CLASS
                                                  A                 B                 C
                                                -----             -----             -----

Net Asset Value, Beginning of Period           $10.00            $10.00            $10.00
                                                -----             -----             -----

Income from Investment Operations:
  Net Investment Income                          0.08              0.07              0.09
  Net Realized and Unrealized Gains
      on Securities                              1.01              0.98              1.00
                                                 ----              ----              ----
  Total Increase from Investment
       Operations                                1.09              1.05              1.09
                                                 ----              ----              ----

Less Dividends and Distributions:
  Dividends from Net Investment Income           0.08              0.07              0.09
  Distributions from Capital Gains               0.02              0.02              0.02
                                                 ----              ----              ----
  Total Dividends and Distributions              0.10              0.09              0.11
                                                 ----              ----              ----

Net Asset Value, End of Period                 $10.99            $10.96            $10.98
                                                =====             =====             =====
Total Return (not reflecting sales
  load)(b)                                      10.91%            10.53%            10.90%

Raios/Supplementa Data:
  Net Assets, End of Period (000's)            $  174            $  131            $55,556
  Ratio of Expenses to Average Net
    Assets Net of Waivers/Reimbursements (a)     1.03%             1.86%             0.78%
  Ratio of Net Investment Income to Average
    Net Assets Net of Waivers/Reimbursements(a)  2.54%             2.88%             2.51%
  Ratio of Expenses to Average Net Assets
    before Waivers/Reimbursements *(a)           1.45%             2.26%             1.19%
  Ratio of Net Investment Income to Average
    Net Assets before Waivers/
    Reimbursements *(a)                          2.12%             2.47%             2.10%
  Portfolio turnover rate (c)                      11%               11%               11%
  Average Commission Rate (d)                  $0.0716           $0.0716           $0.0716

--------------------------------------
(1)  Commencement of operations.
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Annualized.
(b)  Not annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. (d) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

                               CENTURA FUNDS, INC.
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-442-3688


            This Supplement to the Statement of Additional Information is not a prospectus and is only authorized for distribution when preceded or accompanied by a Prospectus of the Centura Funds, Inc. The following supplements the information contained in the Company's Statement of Additional Information dated August 29, 1996.


                              FINANCIAL INFORMATION

      The unaudited financial statements for Centura Equity Income Fund for the period ended January 31, 1997 are attached hereto.

CENTURA FUNDS
CENTURA EQUITY INCOME FUND


                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                JANUARY 31, 1997
                                   (Unaudited)

                               Security                         Market
  Shares                      Description                        Value
------------ ----------------------------------------------  --------------
COMMON STOCKS (82.2%):
Aerospace/Defense (4.0%)
     13,500  Boeing Co.                                      $   1,446,187
     20,000  Goodrich (B.F.) Co.                                   820,000
                                                             -------------
                                                                 2,266,187
                                                             -------------

Banks (3.1%):
     13,500  CCB Financial Corp.                                   877,500
     25,000  ONBANCorp., Inc.                                      931,250
                                                             -------------
                                                                 1,808,750
                                                             -------------

Beverages (1.4%):
     18,600  Coca-Cola Bottling Co.                                841,650
                                                             -------------

Business Equipment & Services (2.4%):
     69,000  Rollins, Inc.                                       1,354,125
                                                             -------------

Chemicals (2.5%):
     10,500  E.I. DuPont de Nemours & Co.                        1,151,063
     35,000  Lubrizol Corp.                                      1,181,250
                                                             -------------
                                                                 2,332,313
                                                             -------------

Consumer Durables (1.6%):
     20,000  Briggs & Stratton Corp.                               902,500
                                                             -------------

Consumer Products (5.3%):
     35,000  Tambrands, Inc.                                     1,435,000
                                                             -------------

Diversified (2.7%):
     15,000  General Electric Co.                                1,545,000
                                                             -------------

Electronic & Electrical (1.0%):
     12,000  AMP, Inc.                                             489,000
                                                             -------------

Energy (5.2%):
     16,000  Amoco Corp.                                         1,392,000
      9,200  Royal Dutch Petroleum Co.- New York Shares          1,596,200
                                                             -------------
                                                                 2,988,200
                                                             -------------

Entertainment (2.1%):
     30,500  Time Warner, Inc.                                   1,174,250
                                                             -------------

Food  (5.5%):
     65,000  Flowers Industries, Inc.                            1,389,375
     95,000  Lance, Inc.                                         1,733,750
                                                             -------------
                                                                 3,123,125
                                                             -------------

Gas Utility (2.7%):
     16,000  Piedmont Natural Gas Co., Inc. (b)                    386,000
     40,000  UGI Corp.                                             920,000
                                                             -------------
                                                                 1,306,000
                                                             -------------

Industrial (2.8%):
     48,000  Crane Co.                                           1,584,000
                                                             -------------

Insurance (2.2%):
     21,000  Jefferson Pilot Corp.                               1,239,000
                                                             -------------

Mining (2.1%):
     14,000  Potash Corp. of Saskatchewan, Inc.                  1,177,750
                                                             -------------

Oil & Gas Exploration (2.9%):
     14,500  Schlumberger Ltd.                                   1,611,313
                                                             -------------

                                   (Continued)

CENTURA FUNDS
CENTURA EQUITY INCOME FUND


                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                JANUARY 31, 1997
                                   (Unaudited)


                               Security                             Market
  Shares                      Description                            Value
------------ -------------------------------------------------  --------------


Common Stocks, continued:

Pharmaceuticals (6.9%):
     27,000  Abbott Laboratories                                    $1,468,125
     21,000  American Home Products Corp.                            1,330,875
     34,000  Glaxo Wellcome PLC,  Sponsored ADR                      1,083,750
                                                                 -------------
                                                                     3,882,750
                                                                 -------------

Pollution Control (2.6%):
     40,000  WMX Technologies, Inc.                                  1,465,000
                                                                 -------------

Publishing & Printing (5.7%):
     40,000  Dow Jones & Co., Inc.                                   1,585,000
     44,700  Readers Digest Assoc., Inc., Class A                    1,726,538
                                                                 -------------
                                                                     3,311,538
                                                                 -------------

Raw Materials (2.2%):
     18,000  Aluminum Co. of America                                 1,242,000
                                                                 -------------

Retail (2.5%):
     30,000  J.C. Penney Co., Inc.                                   1,421,250
                                                                 -------------

Technology (2.4%):
      9,000  International Business Machines Corp.                   1,415,250
                                                                 -------------

Tobacco (2.6%):
     48,000  Universal Corp. VA                                      1,488,000
                                                                 -------------

Telecommunications (5.6%):
     25,000  AT&T Corp.                                                984,375
     31,000  BellSouth Corp.                                         1,375,625
     20,000  GTE Corp.                                                 940,000
                                                                 -------------
                                                                     3,300,000
                                                                 -------------

Utilities- Electric (2.2%):
     55,000  Southern Co.                                            1,203,125
                                                                 -------------

  Total Common Stocks (cost $35,461,269)                            45,907,076
                                                                 -------------

PREFERRED STOCKS (9.7%):
Computer Software (2.2%):
     15,000  Microsoft Convertible, Series A, Convertible
             12/15/99 to 2.75% subordinated note (b)                 1,247,812
                                                                 -------------

Financial Services (2.6%):
     36,500  Time Warner Financial                                   1,432,625
                                                                 -------------

Food (2.2%):
     27,000  Chiquita Brands International, Inc., Convertible
             until 12/31/49                                          1,255,500
                                                                 -------------

Oil & Gas (2.7%):
     27,000  Tejas Gas Corp., Convertible until 12/31/49             1,498,500
                                                                 -------------

Total Preferred Stocks (cost $3,604,473)                             5,434,437
                                                                 -------------

REAL ESTATE INVESTMENT TRUST (2.8%):

     44,700  Highwoods Properties Inc.                               1,564,500
                                                                 -------------

Total Real Estate Investment Trust (cost $1,118,900 )                1,564,500
                                                                 -------------

                                   (Continued)

CENTURA FUNDS
CENTURA EQUITY INCOME FUND


                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                JANUARY 31, 1997
                                   (Unaudited)

                                     Security                                        Market
    Shares                         Description                                       Value
--------------- ---------------------------------------------------------------  --------------


INVESTMENT COMPANIES (7.1%):
 $2,014,207  Financial Square Prime Short Term Money Market                      $    2,014,207
             Sweep Fund
  1,971,423  Temp Fund                                                                1,971,423

  Total Investment Companies (cost $3,985,630)                                        3,985,630
                                                                                 --------------

Total Investments (cost - $45,371,209)(a) -- (101.8%)                                56,891,642

Liabilities in excess of other assets --- (1.8%)                                     (1,030,556)
                                                                                 --------------

NET ASSETS  ---  (100.0%)                                                        $   55,861,086
                                                                                 ==============

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

             Unrealized appreciation                                             $   12,149,188
             Unrealized depreciation                                                   (628,754)
                                                                                 --------------
             Net unrealized appreciation                                         $   11,520,434
                                                                                 ==============

(b)  Non income producing

ADR- American Depository Receipt
PLC- Public Limited Company



                         See Notes to Financial Statements

                               CENTURA FUNDS, INC.
                           CENTURA EQUITY INCOME FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                JANUARY 31, 1997



 ASSETS

 Investments, at market value (cost-$45,371,209)                  $56,891,643
 Receivable for fund shares sold                                        1,736
 Dividends and interest receivable                                    179,422
                                                                -------------


   Total Assets                                                                           $57,072,801





 LIABILITIES

 Payable for investments purchased                                    983,750
 Distribution payable                                                 136,811
 Payable for Fund shares redeemed                                       1,036
 Investment advisory fees                                              34,869
 Administrative services                                               13,823
 Fund accounting fees                                                   2,876
 Shareholder services fees                                              4,333
 Registration fees                                                      6,377
 Reports to shareholders expenses                                       8,377
 Legal and Audit fees                                                   8,593
 Custodian fees                                                         5,872
 Director fees & expenses                                               1,300
 12B-1 fees (Class A)                                                      82
 12B-1 fees (Class B)                                                     148
 Other expenses                                                         3,466
                                                                -------------

   Total Liabilities                                                                        1,211,713
                                                                                         ------------


 NET ASSETS (Applicable to 5,087,784 shares of capital
   stock outstanding)                                                                     $55,861,088
                                                                                         ============

 Class A:
          Net Assets                                                                         $174,072

          Shares Outstanding                                                                   15,839

          Net Asset Value Per Share                                                            $10.99
                                                                                         ============

          Maximum Offering Price Per Share                                                     $11.51
                                                                                         ============

 Class B:
          Net Assets                                                                         $130,539

          Shares Outstanding                                                                   11,906

          Net Asset Value Per Share                                                            $10.96
                                                                                         ============


 Class C:
          Net Assets                                                                      $55,556,476

          Shares Outstanding                                                                5,060,039

          Net Asset Value Per Share                                                            $10.98
                                                                                         ============

 NET ASSETS CONSIST OF:
 Shares of beneficial interest, $.001 par value                        $5,088
 Paid-in capital                                                   42,608,577
 Distributions in excess of net investment income                       1,321
 Undistributed net realized capital gains on investments            1,725,668
 Net unrealized appreciation on investments                        11,520,434
                                                                -------------

 NET ASSETS                                                                               $55,861,088
                                                                                         ============



                        See Notes to Financial Statements

                               CENTURA FUNDS, INC.
                           CENTURA EQUITY INCOME FUND
                             STATEMENT OF OPERATIONS
                    FOR THE PERIOD ENDED JANUARY 31, 1997 (a)





                   NET INVESTMENT INCOME:

                   Dividends                                                                $493,474
                   Interest                                                                   78,151
                                                                                         -----------

                   Total Income                                                              571,625
                                                                                         -----------

                   EXPENSES

                   Investment advisory fees (Note 3)                                         121,585
                   Administrative services (Note 4)                                           26,054
                   Fund accounting fees                                                       11,578
                   Transfer agent fees (Note 5)                                                5,014
                   Registration fees                                                           7,380
                   Reports to shareholders                                                     9,694
                   Legal and audit fees                                                       11,032
                   Custodian fees (Note 5)                                                     6,797
                   Director fees & expenses                                                    3,008
                   12B-1 fees (Class A) (Note 5)                                                  86
                   12B-1 fees (Class B) (Note 5)                                                 152
                   Other expenses                                                              4,090
                                                                                         -----------

                   Total expenses before waivers                                             206,471
                   Fee waivers                                                               (71,214)
                                                                                         -----------
                   Net expenses                                                              135,257
                                                                                         -----------

                   Net Investment Income                                                     436,368
                                                                                         -----------



                   REALIZED AND UNREALIZED GAINS ON INVESTMENTS:

                   Net realized gains on investment transactions                           1,828,475

                   Net change in unrealized appreciation on investments                    3,192,593
                                                                                         -----------

                   Net realized and unrealized gains on investments                        5,021,068
                                                                                         -----------

                   Net increase in net assets resulting from operations                   $5,457,436
                                                                                         ===========

---------------------
(a) For the period October 2, 1996 (commencement of operations) to January 31, 1997.


                        See Notes to Financial Statements

                               CENTURA FUNDS, INC.
                           CENTURA EQUITY INCOME FUND
                       STATEMENT OF CHANGES IN NET ASSETS
                    FOR THE PERIOD ENDED JANUARY 31, 1997 (a)




   INCREASE (DECREASE) IN NET ASSETS:
     Net investment income                                                    $436,368
     Net realized gains on investments                                       1,828,475
     Net change in unrealized appreciation on investments                    3,192,593
                                                                         -------------

     Net increase in net assets resulting from operations                    5,457,436
                                                                         -------------

   DISTRIBUTIONS FROM NET INVESTMENT INCOME:
        Class A                                                                   (936)
        Class B                                                                   (432)
        Class C                                                               (436,321)
                                                                         -------------
   Total distributions from net investment income                             (437,689)
                                                                         -------------

   DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME:
        Class A                                                                     (4)
        Class B                                                                      0
        Class C                                                                 (1,317)
                                                                         -------------
   Total distributions in excess of net investment income                       (1,321)
                                                                         -------------

   DISTRIBUTIONS FROM CAPITAL GAINS:
        Class A                                                                   (221)
        Class B                                                                   (127)
        Class C                                                               (102,459)
                                                                         -------------
   Total distributions from capital gains                                     (102,807)
                                                                         -------------

   CAPITAL SHARE TRANSACTIONS:
     Proceeds from sales of shares:
        Class A                                                                164,061
        Class B                                                                126,893
        Class C                                                             53,640,226
                                                                         -------------
     Total proceeds from sales of shares                                    53,931,180
                                                                         -------------

     Proceeds of shares issued in reinvestment of dividends:
        Class A                                                                    975
        Class B                                                                    425
        Class C                                                                226,532
                                                                         -------------
     Total proceeds of shares issued in reinvestment of dividends              227,932
                                                                         -------------

     Cost of shares redeemed:
        Class A                                                                (38,257)
        Class B                                                                (21,279)
        Class C                                                             (3,155,428)
                                                                         -------------
     Total cost of shares redeemed                                          (3,214,964)
                                                                         -------------

     Net increase in net assets from capital share transactions             50,944,148
                                                                         -------------

   Total Increase in Net Assets                                             55,861,088

   NET ASSETS:
     Beginning of period                                                     --
                                                                         -------------

     End of period                                                         $55,861,088
                                                                         =============


(a) For the period October 2, 1996 (commencement of operations) to January 31, 1997.


                        See Notes to Financial Statements

                               CENTURA FUNDS, INC.
                               EQUITY INCOME FUND
                              FINANCIAL HIGHLIGHTS
                    FOR THE PERIOD ENDED JANUARY 31, 1997 (a)

                                                                  Class      Class       Class
                                                                    A          B           C
                                                              -----------------------------------

Net Asset Value, Beginning of Period                               $10.00     $10.00       $10.00
                                                              -----------------------------------

Income from Investment Operations:
            Net Investment Income                                    0.08       0.07         0.09
            Net Realized and Unrealized
               Gains on Securities                                   1.01       0.98         1.00
                                                              -----------------------------------
            Total Increase from Investment Operations                1.09       1.05         1.09
                                                              -----------------------------------

Less Dividends and Distributions:
            Dividends from Net Investment Income                     0.08       0.07         0.09
            Distributions from Capital Gains                         0.02       0.02         0.02
                                                              -----------------------------------
            Total Dividends and Distributions                        0.10       0.09         0.11
                                                              -----------------------------------

Net Asset Value, End of Period                                     $10.99     $10.96       $10.98
                                                              ===================================

Total Return (not reflecting sales load) (c)                        10.91%     10.53%       10.90%

Ratios/Supplemental Data:
            Net Assets, End of Period (000's)                        $174       $131      $55,556
            Ratio of Expenses to
               Average Net Assets (b)                                1.03%      1.86%        0.78%
            Ratio of Net Investment Income to
               Average Net Assets (b)                                2.54%      2.88%        2.51%
            Ratio of Expenses to
               Average Net Assets * (b)                              1.45%      2.26%        1.19%
            Ratio of Net Investment Income to
               Average Net Assets * (b)                              2.12%      2.47%        2.10%

            Portfolio Turnover Rate (d)                                11%        11%          11%
            Average Commission Rate (e)                           $0.0716    $0.0716      $0.0716

------------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) For the period October 2, 1996 (commencement of operations) to January 31, 1997.
(b) Annualized.
(c) Not annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. (e) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

                        See Notes to Financial Statements

Centura Funds, Inc.
Notes to Financial Statements
Centura Equity Income Fund
January 31, 1997

1. Description- Centura Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, organized under the laws of the State of Maryland on March 1, 1994. The company currently consists of four separate investment portfolios: Centura Equity Growth Fund, Centura Federal Securities Income Fund, Centura North Carolina Tax-Free Fund, and Centura Equity Income Fund. The accompanying financial statements relate only to the Centura Equity Income Fund. The Centura Equity Income Fund commenced operations on October 2, 1996 and prior to that date had no operations other than organization matters.

     The Centura Equity Income Fund's objective is to provide long-term capital appreciation and income. The Fund invests primarily in dividend-paying common stocks, convertible preferred stocks, and convertible bonds, notes and debentures. It may also invest in securities believed to offer special capital appreciation opportunities.

     The Fund has three classes of shares known as Class A, Class B and Class C. Class A shares are offered with a maximum front-end sales charge of 4.50%. The front-end sales charge is not applied to certain categories of investors in Class A shares. Class B shares are offered with a contingent deferred sales charge ("CDSC") declining from a maximum in the first year after purchase of 5.00%. This charge is imposed if shareholders redeem their shares within five years of the date of purchase. The CDSC is waived in certain cases. On the seventh anniversary of their purchase date, Class B shares convert automatically to Class A shares, which bear a lower Service and Distribution Fee. Class C shares are offered to accounts managed by the Adviser'sTrust Department and to non-profit Institutions who invest at least $100,000, and there is no sales charge or contingent deferred sales charge imposed on this Class.

2. Significant Accounting Policies- The following is a summary of the significant accounting policies followed by the Funds:

            a. Use of Estimates- Estimates and assumptions are required to be made regarding assets, liabilities, and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

            b. Security Valuation- Securities listed on an exchange are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the current bid price is used. Quotations are taken from the exchange where the security is primarily traded. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Directors. Notwithstanding the above, bonds and other fixed-income securities are valued on the basis of prices provided by a pricing service approved by the Board of Directors. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

            c. Investment Transactions- Transactions are recorded on the trade date. Identified cost of investments sold is used for both financial statement and Federal income tax purposes. Interest income, including the amortization of discount or premium, is recorded as accrued. Dividends are recorded on the ex-dividend date.

            d. Federal Income Taxes- The Fund's policy is to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to Federal income taxes to the extent that it distributes taxable income for their fiscal year. The Fund also intends to meet the distribution requirements to avoid the payment of an excise tax.

            e. Dividends to Shareholders- Centura Equity Income Fund declares and pays dividends of substantially all of its net investment income monthly. The Fund will distribute, at least annually, substantially all net capital gains, if any, earned by the Fund. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains.

            f. Determination of Net Asset Value and Allocation of Expenses-Expenses directly attributable to the Fund are charged to the Fund; other expenses are allocated proportionately among the Fund and other funds within the Company in relation to the net assets of each fund or on another reasonable basis. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class based upon the proportion of net assets of each class at the beginning of each day. Class specific expenses, as determined under applicable law and regulatory policy, are borne by the class incurring the expense.

3. Adviser- Centura Bank is the Fund's Adviser. Pursuant to the Advisory contract, the Advisor manages the investments of the Fund and continuously reviews, supervises and administers the Fund's investments. The Adviser is responsible for placing orders for the purchase and sale of investment securities directly with brokers and dealers selected at its discretion. The terms of the Advisory contract provide for annual fees at 070% of average daily net assets.

For the period ended January 31, 1997, Centura Bank was entitled to and voluntarily waived advisory fees as listed below:
                                                           Entitled   Waived
                                                          ---------------------
Centura Equity Income Fund                                 121,585    59,056

4. Administrator- The Fund has entered into an Administrative Services Contract with BISYS Fund Services LLP ("BISYS"). BISYS provides management and administrative services necessary for the operations of the Fund, furnishes office space and facilities required to conduct the business of the Fund and pays the compensation of the Company's officers affiliated with BISYS. The terms of the Administrative Services Contract provide for annual fees of 0.15% of average daily net assets of the Fund.

    For the period ended January 31, 1997, BISYS was entitled to and voluntarily waived administrative services fees as listed below:
                                                           Entitled   Waived
                                                          ---------------------
Centura Equity Income Fund                                  26,054    12,159


5. Other Transactions with Affiliates- BISYS is transfer agent for the Funds. Under a Transfer Agency Agreement, BISYS provides personnel and facilities to perform shareholder servicing and transfer agency related services. BISYS receives a per account fee and reimbursement for out of pocket expenses in connection with shareholder servicing. For the period ended, January 31, 1997, BISYS received a total of $3,767 for transfer agent fees and out-of-pocket expenses from the Equity Income Fund.

     BISYS also provides fund accounting services to the Fund. The Fund pays $2,500 per month to BISYS for performing fund accounting. BISYS is also reimbursed for out of pocket expenses relating to fund accounting. For the period ending January 31, 1997, BISYS received $11,174 from the Equity Income Fund for accounting services and related expenses..

    Centura Funds Distributor, Inc. acts as the Company's Distributor. The Distributor is an affiliate of the Company's Administrator, BISYS, and was formed specifically to distribute shares of the Company's funds. (See The Administrator".)

    The Fund has adopted service and distribution plans (the "Plans") with respect to its Class A and Class B shares. The Plans provide that each class of shares will pay the Distributor a fee calculated as a percentage of the value of average daily net assets of that class as reimbursement for its costs incurred in financing certain distribution and shareholder service activities related to that class.

            Class A Plan. The Class A Plan provides for payments by the Fund to the Distributor at an annual rate not to exceed 0.50% of the Fund's average net assets attributable to its Class A shares. Such fees may include a service fee totaling up to 0.25% of the average annual net assets attributable to the Fund's Class A shares. Service fees are paid to securities dealers and other financial institutions for maintaining shareholder accounts and providing related services to shareholders. During the current fiscal year the Adviser has under taken to limit Plan fees for Class A shares to 0.25%. For the period ended January 31, 1997, Centura Funds Distributor, Inc. earned distribution fees for Class A of $86 for the Equity Income Fund. In addition, the Distributor also retains a portion of the front-end sales charge.

         Class B Plan. The Class B Plan provides for payments by the Fund to the Distributor at an annual rate not to exceed 1.00% of the Fund's average net assets attributable to its Class B shares. Such fees may include a service fee totaling up to 0.25% of the average annual net assets attributable to the Fund's Class B shares. For the period ended January 31, 1997, Centura Funds Distributor, Inc. earned distribution fees for Class B of $152 for the Equity Income Fund. The Distributor also receives the proceeds of any CDSC imposed on redemptions of Class B shares.

         Centura Bank acts as custodian for the Fund. For furnishing custodial services, Centura Bank is paid a monthly fee at an annual rate based on a percentage of daily net assets plus certain transaction and out-of-pocket expenses. For the period ended January 31, 1997, Centura Bank received custodian fees and out of pocket expense reimbursements totalling $5,106 for the Equity Income Fund.

6. Security Transactions- The cost of securities purchased and proceed from securities sold (excluding short-term securities) for the period ended January 31, 1997, were as follows:

                                                       Common Stocks and Bonds
                                          --------------------------------------------
                                               Cost of Securities    Proceeds from
                                                  Purchased          Securities Sold
                                          --------------------------------------------

Centura Equity Income Fund                      $11,317,225           $5,610,929


7. Capital Share Transactions- The Company is authorized to issue 600 million shares of capital stock with a par value of $.001. Transactions in shares of the Funds for the period ended January 31, 1997 were as follows:

                                             Centura Equity Income Fund
                                ------------------------------------------------

                                             For the Period Ended
                                               January 31, 1997
                                Class A            Class B            Class C
                                ------------------------------------------------

Beginning Balance                    0                  0                     0
Shares Sold                     15,762             11,869             5,341,417
Shares issued in
  reinvestment of
  dividends from
  net investment income             77                 37                17,476
Shares redeemed                      0                  0              (298,854)
                               -------------------------------------------------

Net increase in shares          15,839             11,906             5,060,039
                               =================================================

                                     PART C
                                OTHER INFORMATION

Item 24.      Financial Statements and Exhibits
      (a)     Financial Statements:
              Included in the Prospectus:

              (1) Financial Highlights for the period ended January 31, 1997
                  (unaudited).

              Included in Statement of Additional Information:
              (1) Portfolios of Investments dated January 31, 1997
                  (unaudited).
              (2) Statements of Assets and Liabilities dated January 31, 1997
                  (unaudited).
              (3) Statements of Operations for the period ended January 31,
                  1997 (unaudited).
              (4) Statement of Changes in Net Assets for the period ended
                  January 31, 1997 (unaudited).
              (5) Financial Highlights for the period ended January 31, 1997
                  (unaudited).
              (6) Notes to Financial Statements dated January 31, 1997
                  (unaudited).

      (b)   Exhibits:

       Exhibit         Description
       Number
       1(a)       --   Articles of Incorporation of Registrant(1)
       1(b)       --   Articles Supplementary

       1(c)       --   Articles of Amendment (8)
       1(d)       --   Form of Articles Supplementary (8)

       2          --   ByLaws of Registrant(2)
       3          --   Not applicable
       4          --   Specimen certificates of shares of common stock of
                       Registrant(3)
       5(a)       --   Form of Master Investment Advisory Contract(4)
       5(b)       --   Form of Investment Advisory Contract Supplement

       5(c)       --   Form of Investment Advisory Contract Supplement (8)
       6(a)       --   Form of Distribution Contract (8)

       6(b)       --   Form of Dealer and Selling Group Agreement
       7          --   Not applicable
       8          --   Form of Custody Agreement

       9(a)       --   Form of Administration Agreement (8)

       9(c)       --   Form of Transfer Agency Agreement  (8)

       9(d)       --   Form of Sub-Transfer Agency Agreement

       9(e)       --   Form of Fund Accounting Agreement (8)

       9(f)       --   Form of Services Agreement
       10         --   Opinion of Counse1(4)

       11(a)      --   Consent of Independent Auditors (8)

       11(b)      --   Powers of Attorney(5)
       12         --   Not Applicable
       13         --   Purchase Agreement(3)
       14         --   Not Applicable
       15(a)      --   Form of Master Distribution Plan(4)
       15(b)      --   Form of Distribution Plan Supplement(4)
       15(c)      --   Form of Distribution Plan Supplement (8)
       16         --   Schedule of Computation(6)
       17         --   Financial Data Schedule - filed herewith
       18         --   Plan Pursuant to Rule 18f-3(7)

---------------

1. Filed as part of Post-Effective No. 4 to Registrant's Registration Statement on June 14, 1996.

2.    Filed as part of Registrant's initial Registration Statement on March
      1, 1994.

3. Filed as part of Post-Effective No. 2 to Registrant's Registration Statement on June 30, 1995.

4. Filed as part of Post-Effective Amendment No. 1 to Registrant's Registration Statement on April 14, 1994.

5. Filed as part of Post-Effective No. 1 to Registrant's Registration Statement on November 30, 1994.

6. Filed as part of Post-Effective No. 5 to Registrant's Registration Statement on August 28, 1996.

7. Filed as part of Post-Effective No. 3 to Registrant's Registration Statement on August 29, 1995.

8. Filed as part of Post-Effective No. 6 to Registrant's Registration Statement on January 15, 1997.

25.   Persons Controlled by or Under Common Control with Registrant

            None

26.   Number of Holders of Securities

                                           NUMBER OF RECORD
                                           HOLDERS AT

             TITLE OF CLASS                TITLE OF CLASS MARCH 1, 1997

             Shares of Centura
             Equity Growth Fund par value
             $.001 per share

                                           Class           792

                                               A:

                                           Class           994

                                               B:

                                           Class            28

                                               C:
             Shares of Centura Federal
             Securities Fund, par value
             $.001 per share

                                           Class            18

                                               A:

                                           Class            16

                                               B:

                                           Class            16

                                               C:
             Shares of Centura North
             Carolina
             Tax Free Bond Fund,
             par value $.001 per share

                                           Class            12

                                               A:

                                           Class            17

                                               B:

                                           Class            14

                                               C:
             Shares of Centura Equity
             Income Fund,
             par value $.001 per share

                                           Class             6

                                               A:

                                           Class            15

                                               B:

                                           Class             4

                                               C:

27.   Indemnification

      Reference is made to Article VII of Registrant's Articles of Incorporation.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Articles of Incorporation or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Investment Company Act of 1940 and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Investment Company Act of 1940 and will be governed by the final adjudication of such issues.

28.   Business and Other Connections of Investment Adviser

      Centura Bank, the investment adviser to Centura Funds, Inc., is a registered investment adviser and a member of the Federal Reserve System. The names of Centura Bank's directors and officers and their business and other connections for at least the past two years are as follows:(1)

NAME                       TITLE                      BUSINESS AND OTHER
                                                      CONNECTIONS

Richard H. Barnhardt       Director                   Director, Centura Bank;
                                                      President, Properties,
                                                      Inc.

C. Wood Beasley            Director                   Director, Centura Bank;
                                                      President, Wood Beasley
                                                      Farms, Inc.

Thomas A. Betts, Jr.       Director                   Director, Centura Bank;
                                                      Partner, Betts and
                                                      Company.

H. Tate Bowers             Director                   Director, Centura Bank;
                                                      Chief Executive Officer,
                                                      Bowers Fibers, Inc.

Ernest L. Evans            Director                   Director, Centura Bank;
                                                      President, ELE, Inc.

J. Richard Futrell, Jr.    Chairman, Executive        Director, Centura Bank;
                           Committee and Director     Chairman, Executive
                                                      Committee and Director,
                                                      Centura Banks, Inc.

John H. High               Director                   Director, Centura Bank;
                                                      President, John H. High
                                                      & Co., Inc.

Dr. Michael K. Hooker      Director                   Director, Centura Bank;
                                                      Chancellor, University
                                                      of North Carolina at
                                                      Chapel Hill.

William D. Hoover          Executive Vice President   Executive Vice President
                                                      and Director, Centura
                                                      Bank.

Robert L. Hubbard          Director                   Director, Centura Bank;
                                                      Vice Chairman, Americal
                                                      Corp.

William H. Kincheloe       Director                   Director, Centura Bank;
                                                      President, Bullock
                                                      Furniture Co., Inc.

Charles T. Lane            Director                   Director, Centura Bank;
                                                      Partner, Poyner &
                                                      Spruill, L.L.P.

Robert R. Mauldin          Chairman, Chief Executive  Director, Centura Bank;
                           Officer and Director       Chairman and Chief
                                                      Executive Officer, and
                                                      Director, Centura Banks,
                                                      Inc.

Jack A. Moody              Director                   Director, Centura Bank.

Joseph H. Nelson           Director                   Director, Centura Bank;
                                                      President, Davenport
                                                      Motor Company.

Dean E. Painter, Jr.       Director                   Director, Centura Bank;
                                                      Chairman, CLG, Inc.

D. Earl Purdue             Director                   Director, Centura Bank;
                                                      President, Brightwood
                                                      Farm, Inc.

O. Tracy Parks III         Director                   Director, Centura Bank;
                                                      Partner, Brown &
                                                      Robbins, L.L.P.

Frank L. Pattillo          Group Executive Officer,   Director, Centura Bank;
                           Chief Financial Officer    Group Executive Officer
                           and Director               and Chief Financial
                                                      Officer, Centura Bank.

William H. Redding, Jr.    Director                   Director, Centura Bank;
                                                      President, Acme-McCrary
                                                      Corporation.

Charles M. Reeves III      Director                   Director, Centura Bank;
                                                      President, Reeves
                                                      Properties, Inc.

Cecil W. Sewill, Jr.       President, Chief           President, Chief
                           Operating Officer, and     Operating Officer, and
                           Director                   Director, Centura Bank.

George T. Stronach III     Director                   Director, Centura Bank;
                                                      Real Estate Developer

Alexander P. Thorpe III    Director                   Director, Centura Bank;
                                                      President, Thorpe & Co.,
                                                      Inc.

Joseph L. Wallace, Jr.     Director                   Director, Centura Bank.

William H. Wilkerson       Group Executive Officer    Group Executive Officer
                           and Director               and Director, Centura
                                                      Banks.

Charles P. Wilkins         Director                   Director, Centura Bank;
                                                      Attorney, Broughton,
                                                      Wilkins & Webb, P.A.

----------------------
1. The above Directors and Officers of Centura Bank can be reached at 131 North Church Street, Rocky Mount, North Carolina 27802.

29.   Principal Underwriters

      (a)   Not applicable.

      (b)

                                                           Positions and
Name and Principal          Positions and Offices           Offices with
Business Address              with Underwriter               Registrant
------------------            ------------------            ----------

Lynn J Mangum                 Chairman/CEO                  None
150 Clove Road
Little Falls, NJ  07424

Robert J McMullan             Executive Vice President/     None
150 Clove Road                Treasurer
Little Falls, NJ  07424

J David Huber                 President                     None
3435 Stelzer Road
Columbus, Ohio  43219

Kevin J Dell                  Vice President/General        None
150 Clove Road                Counsel/Secretary
Little Falls, NJ  07424

Mark J Rybarczyk              Senior Vice President         None
11 Greenway Plaza
Suite 300
Houston, TX  77046

Dennis Sheehan                Senior Vice President         None
150 Clove Road
Little Falls, NJ  07424

William Tomko                 Senior Vice President         None
3435 Stelzer Road
Columbus, Ohio  43219

George Martinez               Senior Vice President         None
3435 Stelzer Road
Columbus, Ohio  43219

Hugh Fanning                  Vice President                Treasurer
3435 Stelzer Road
Columbus, Ohio  43219

Dale Smith                    Vice President                None
3435 Stelzer Road
Columbus, Ohio  43219

Michael Burns                 Vice President                None
3435 Stelzer Road
Columbus, Ohio  43219

Bruce Treff                   Assistant Secretary           Assistant
3435 Stelzer Road                                           Secretary
Columbus, Ohio  43219

Annamaria Porcaro             Assistant Secretary           None
150 Clove Road
Little Falls, NJ  07424


      (c) None

30.   Location of Accounts and Records

      All accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940, and the Rules thereunder will be maintained at the offices of BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio.

31.   Management Services

            Not applicable.

32.   Undertakings

      (a)   Not applicable.


      (b)   Not applicable.

      (c) Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of Registrant's latest annual report to shareholders upon request and without charge.

      (d) If requested to do so by holders of at least 10% of Registrant's outstanding shares, a meeting of shareholders will be called for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York and State of New York on the __th day of March, 1997.

                                            CENTURA FUNDS, INC.

                                            By /s/ John J. Pileggi
                                            John J. Pileggi
                                            President


      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the 27th day of March, 1997.

SIGNATURE   TITLE

/s/ John J. Pileggi

John J. Pileggi         President
Leslie H. Garner, Jr.   Director and Chairman of the Board of Directors
James H. Speed, Jr.     Director
Frederick E. Turnage    Director
Lucy Hancock Bode       Director


By: /s/ Olivia Alder
Olivia Adler
Attorney-in-fact

                               CENTURA FUNDS, INC.

                               INDEX TO EXHIBITS


Exhibit                       Sequentially
Number                        Description of Exhibit
------                        ----------------------
                              Numbered Page
                              -------------

17                            Financial Data Schedule


[ARTICLE] 6
[CIK] 0000919706
[NAME] CENTURA FUNDS INC.
[SERIES]
   [NUMBER] 041
   [NAME] CENTURA EQUITY INCOME FUND

[PERIOD-TYPE]                   4-MOS
[FISCAL-YEAR-END]                          APR-30-1997
[PERIOD-START]                             OCT-02-1996
[PERIOD-END]                               JAN-31-1997
[INVESTMENTS-AT-COST]                       45,371,209
[INVESTMENTS-AT-VALUE]                      56,891,643
[RECEIVABLES]                                  181,158
[ASSETS-OTHER]                                       0
[OTHER-ITEMS-ASSETS]                                 0
[TOTAL-ASSETS]                              57,072,801
[PAYABLE-FOR-SECURITIES]                       983,750
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                      227,963
[TOTAL-LIABILITIES]                          1,211,713
[SENIOR-EQUITY]                                      0
[PAID-IN-CAPITAL-COMMON]                    42,611,219
[SHARES-COMMON-STOCK]                           15,839<F1>
[SHARES-COMMON-PRIOR]                                0<F1>
[ACCUMULATED-NII-CURRENT]                            0
[OVERDISTRIBUTION-NII]                           1,321
[ACCUMULATED-NET-GAINS]                      1,725,668
[OVERDISTRIBUTION-GAINS]                             0
[ACCUM-APPREC-OR-DEPREC]                    11,520,434
[NET-ASSETS]                                55,861,088
[DIVIDEND-INCOME]                              493,474
[INTEREST-INCOME]                               78,151
[OTHER-INCOME]                                       0
[EXPENSES-NET]                                 135,257
[NET-INVESTMENT-INCOME]                        436,368
[REALIZED-GAINS-CURRENT]                     1,828,475
[APPREC-INCREASE-CURRENT]                    3,192,593
[NET-CHANGE-FROM-OPS]                        5,457,436
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                          940<F1>
[DISTRIBUTIONS-OF-GAINS]                           221<F1>
[DISTRIBUTIONS-OTHER]                                0<F1>
[NUMBER-OF-SHARES-SOLD]                         15,762<F1>
[NUMBER-OF-SHARES-REDEEMED]                          0
[SHARES-REINVESTED]                                 77<F1>
[NET-CHANGE-IN-ASSETS]                      55,861,088
[ACCUMULATED-NII-PRIOR]                              0
[ACCUMULATED-GAINS-PRIOR]                            0
[OVERDISTRIB-NII-PRIOR]                              0
[OVERDIST-NET-GAINS-PRIOR]                           0
[GROSS-ADVISORY-FEES]                          121,585
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                                206,471
[AVERAGE-NET-ASSETS]                           109,184<F1>
[PER-SHARE-NAV-BEGIN]                            10.00<F1>
[PER-SHARE-NII]                                   0.08<F1>
[PER-SHARE-GAIN-APPREC]                           1.01<F1>
[PER-SHARE-DIVIDEND]                              0.08<F1>
[PER-SHARE-DISTRIBUTIONS]                         0.02<F1>
[RETURNS-OF-CAPITAL]                                 0<F1>
[PER-SHARE-NAV-END]                              10.99<F1>
[EXPENSE-RATIO]                                   1.03<F1>
[AVG-DEBT-OUTSTANDING]                               0<F1>
[AVG-DEBT-PER-SHARE]                                 0<F1>

<F1>CLASS A

[ARTICLE] 6
[CIK] 0000919706
[NAME] CENTURA FUNDS INC.
[SERIES]
   [NUMBER] 042
   [NAME] CENTURA EQUITY INCOME FUND

[PERIOD-TYPE]                   4-MOS
[FISCAL-YEAR-END]                          APR-30-1997
[PERIOD-START]                             OCT-02-1996
[PERIOD-END]                               JAN-31-1997
[INVESTMENTS-AT-COST]                       45,371,209
[INVESTMENTS-AT-VALUE]                      56,891,643
[RECEIVABLES]                                  981,158
[ASSETS-OTHER]                                       0
[OTHER-ITEMS-ASSETS]                                 0
[TOTAL-ASSETS]                              57,072,801
[PAYABLE-FOR-SECURITIES]                       983,750
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                      227,963
[TOTAL-LIABILITIES]                          1,211,713
[SENIOR-EQUITY]                                      0
[PAID-IN-CAPITAL-COMMON]                    42,611,219
[SHARES-COMMON-STOCK]                           11,906<F1>
[SHARES-COMMON-PRIOR]                                0<F1>
[ACCUMULATED-NII-CURRENT]                            0
[OVERDISTRIBUTION-NII]                           1,321
[ACCUMULATED-NET-GAINS]                      1,725,668
[OVERDISTRIBUTION-GAINS]                             0
[ACCUM-APPREC-OR-DEPREC]                    11,520,434
[NET-ASSETS]                                55,861,088
[DIVIDEND-INCOME]                              493,474
[INTEREST-INCOME]                               78,151
[OTHER-INCOME]                                       0
[EXPENSES-NET]                                 135,257
[NET-INVESTMENT-INCOME]                        436,368
[REALIZED-GAINS-CURRENT]                     1,828,475
[APPREC-INCREASE-CURRENT]                    3,192,593
[NET-CHANGE-FROM-OPS]                        5,457,436
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                          432<F1>
[DISTRIBUTIONS-OF-GAINS]                           127<F1>
[DISTRIBUTIONS-OTHER]                                0<F1>
[NUMBER-OF-SHARES-SOLD]                         11,869<F1>
[NUMBER-OF-SHARES-REDEEMED]                          0<F1>
[SHARES-REINVESTED]                                 37<F1>
[NET-CHANGE-IN-ASSETS]                      55,861,088
[ACCUMULATED-NII-PRIOR]                              0
[ACCUMULATED-GAINS-PRIOR]                            0
[OVERDISTRIB-NII-PRIOR]                              0
[OVERDIST-NET-GAINS-PRIOR]                           0
[GROSS-ADVISORY-FEES]                          121,585
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                                206,471
[AVERAGE-NET-ASSETS]                            54,768<F1>
[PER-SHARE-NAV-BEGIN]                            10.00<F1>
[PER-SHARE-NII]                                   0.07<F1>
[PER-SHARE-GAIN-APPREC]                           0.98<F1>
[PER-SHARE-DIVIDEND]                              0.07<F1>
[PER-SHARE-DISTRIBUTIONS]                         0.02<F1>
[RETURNS-OF-CAPITAL]                                 0<F1>
[PER-SHARE-NAV-END]                              10.96<F1>
[EXPENSE-RATIO]                                   1.86<F1>
[AVG-DEBT-OUTSTANDING]                               0<F1>
[AVG-DEBT-PER-SHARE]                                 0<F1>

<F1>CLASS B

[ARTICLE] 6
[CIK] 0000919706
[NAME] CENTURA FUNDS INC.
[SERIES]
   [NUMBER] 043
   [NAME] CENTURA EQUITY INCOME FUND

[PERIOD-TYPE]                   4-MOS
[FISCAL-YEAR-END]                          APR-30-1997
[PERIOD-START]                             OCT-02-1996
[PERIOD-END]                               JAN-31-1997
[INVESTMENTS-AT-COST]                       45,371,209
[INVESTMENTS-AT-VALUE]                      56,891,643
[RECEIVABLES]                                  181,158
[ASSETS-OTHER]                                       0
[OTHER-ITEMS-ASSETS]                                 0
[TOTAL-ASSETS]                              57,072,801
[PAYABLE-FOR-SECURITIES]                       983,750
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                      227,963
[TOTAL-LIABILITIES]                          1,211,713
[SENIOR-EQUITY]                                      0
[PAID-IN-CAPITAL-COMMON]                    42,611,219
[SHARES-COMMON-STOCK]                        5,060,039<F1>
[SHARES-COMMON-PRIOR]                                0<F1>
[ACCUMULATED-NII-CURRENT]                            0
[OVERDISTRIBUTION-NII]                           1,321
[ACCUMULATED-NET-GAINS]                      1,725,668
[OVERDISTRIBUTION-GAINS]                             0
[ACCUM-APPREC-OR-DEPREC]                    11,520,434
[NET-ASSETS]                                55,861,088
[DIVIDEND-INCOME]                              493,474
[INTEREST-INCOME]                               78,151
[OTHER-INCOME]                                       0
[EXPENSES-NET]                                 135,257
[NET-INVESTMENT-INCOME]                        436,368
[REALIZED-GAINS-CURRENT]                     1,828,475
[APPREC-INCREASE-CURRENT]                    3,192,593
[NET-CHANGE-FROM-OPS]                        5,457,436
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                      437,638<F1>
[DISTRIBUTIONS-OF-GAINS]                       102,459<F1>
[DISTRIBUTIONS-OTHER]                                0<F1>
[NUMBER-OF-SHARES-SOLD]                      5,341,417<F1>
[NUMBER-OF-SHARES-REDEEMED]                    298,854<F1>
[SHARES-REINVESTED]                             17,476<F1>
[NET-CHANGE-IN-ASSETS]                      55,861,088
[ACCUMULATED-NII-PRIOR]                              0
[ACCUMULATED-GAINS-PRIOR]                            0
[OVERDISTRIB-NII-PRIOR]                              0
[OVERDIST-NET-GAINS-PRIOR]                           0
[GROSS-ADVISORY-FEES]                          121,585
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                                206,471
[AVERAGE-NET-ASSETS]                        51,817,634<F1>
[PER-SHARE-NAV-BEGIN]                            10.00<F1>
[PER-SHARE-NII]                                   0.09<F1>
[PER-SHARE-GAIN-APPREC]                           1.00<F1>
[PER-SHARE-DIVIDEND]                              0.09<F1>
[PER-SHARE-DISTRIBUTIONS]                         0.02<F1>
[RETURNS-OF-CAPITAL]                                 0<F1>
[PER-SHARE-NAV-END]                              10.98<F1>
[EXPENSE-RATIO]                                   0.78<F1>
[AVG-DEBT-OUTSTANDING]                               0<F1>
[AVG-DEBT-PER-SHARE]                                 0<F1>

<F1>CLASS C